Note 4 - Leases (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Assets and Liabilities, Lessee [Table Text Block]
Lease right-of-use assets	Classification	December 31, 2020	December 31, 2019
Operating lease right-of-use assets	Other Assets	$3,825	2,573
Lease liabilities	Classification	December 31, 2020	December 31, 2019
Operating lease liabilities	Other Liabilities	$3,947	2,614

Lease, Cost [Table Text Block]
	In Thousands
	2020	2019
Operating lease cost	$535	372
Short-term lease cost	4	21
Net lease cost	$539	393
	2020	2019
Operating Leases
Weighted average remaining lease term (in years)	11.31	11.79
Weighted average discount rate	4.00%	4.00%
	In Thousands
	2020	2019
Operating cash flows related to operating leases	$426	360

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
In Thousands
2020
2021	$494
2022	463
2023	471
2024	485
2025	490
Thereafter	2,521
Total undiscounted lease payments	4,924
Less: imputed interest	(977)
Net lease liabilities	$3,947